Contingencies	12 Months Ended
Mar. 31, 2019
Disclosure of contingent liabilities [abstract]
Contingencies
35. Contingencies

The Company is involved in disputes, lawsuits, claims, governmental and/or regulatory inspections, inquiries, investigations and proceedings, including patent and commercial matters that arise from time to time in the ordinary course of business. The more significant matters are discussed below. Most of the claims involve complex issues. Often, these issues are subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss is difficult to ascertain. Consequently, for a majority of these claims, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of the proceedings. This is due to a number of factors, including: the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; the entitlement of the parties to an action to appeal a decision; clarity as to theories of liability; damages and governing law; uncertainties in timing of litigation; and the possible need for further legal proceedings to establish the appropriate amount of damages, if any. In these cases, the Company discloses information with respect to the nature and facts of the case. The Company also believes that disclosure of the amount sought by plaintiffs, if that is known, would not be meaningful with respect to those legal proceedings.

Although there can be no assurance regarding the outcome of any of the legal proceedings or investigations referred to in this Note, the Company does not expect them to have a materially adverse effect on its financial position, as it believes that the likelihood of loss in excess of amounts accrued (if any) is not probable. However, if one or more of such proceedings were to result in judgments against the Company, such judgments could be material to its results of operations in a given period.

Product and patent related matters

Launch of product

On June 14, 2018, the U.S.FDA granted the Company final approval for Buprenorphine and Naloxone Sublingual Film, 2 mg/0.5 mg, 4 mg/1 mg, 8 mg/2 mg, and 12 mg/3 mg dosages, a therapeutic equivalent generic version of Suboxone® sublingual film.The U.S. FDA approval came after the conclusion of litigation in the U.S. District Court for the District of Delaware (the “Delaware District Court”), where the Delaware District Court held that patents covering Suboxone® sublingual film would not be infringed by the Company’s commercial launch of its generic sublingual film product.  In light of the favorable decision from the Delaware District Court, the Company launched its generic sublingual film product in the U.S. immediately following the U.S. FDA approval on June 14, 2018. Indivior has appealed the Delaware District Court’s decision to the U.S. Court of Appeals for the Federal Circuit (“Court of Appeals”). Oral argument on Indivior’s appeal occurred on April 2, 2018.  The parties are awaiting a ruling from the Court of Appeals.

After the Delaware Court’s decision, Indivior filed a second lawsuit against the Company alleging infringement of three additional patents in the U.S. District Court for the District of New Jersey, styled Indivior Inc. et al. v. Dr. Reddy’s Laboratories S.A., Civil Action No. 2:17-cv-07111 (D.N.J.) (the “New Jersey District Court”). Following the launch, on June 15, 2018, Indivior PLC (“Indivior”) filed an emergency application for a temporary restraining order and preliminary injunction against the Company in the New Jersey District Court.  Indivior’s motion alleged that the Company’s generic sublingual film product infringed one of three patents at issue in the New Jersey District Court.  Pending a hearing and decision on the injunction application, the New Jersey District Court initially issued a temporary restraining order against the Company with respect to further sales, offer for sales, and imports of its generic sublingual film product in the United States.  Subsequently, on July 14, 2018, the New Jersey District Court granted a preliminary injunction in favor of Indivior.  Under the Order, Indivior was required to and did post a bond of $72 to pay the costs and damages sustained by the Company if it was found to be wrongfully enjoined. The Company immediately appealed the decision and Court of Appeals agreed to expedite the appeal.

The Court of Appeals heard oral argument on the Company’s appeal on October 4, 2018. On November 20, 2018, the Court of Appeals issued a decision vacating the preliminary injunction.  On December 20, 2018, Indivior filed a petition seeking rehearing of the appeal and the Court of Appeals asked the Company to respond to Indivior’s petition on January 16, 2019.  The Company filed its response to Indivior’s petition, for rehearing on January 17, 2019. On February 4, 2019, the Federal Circuit Court denied Indivior’s petition for rehearing.  Indivior subsequently filed two emergency motions in the Federal Circuit Court to stay issuance of the mandate to vacate the preliminary injunction, which the Federal Circuit Court denied.  Indivior then petitioned the U.S. Supreme Court to stay issuance of the mandate.  Indivior’s petition was denied by the Chief Justice of the U.S.Supreme Court on February 19, 2019 and the mandate was issued on the same day.  The Company resumed its launch of its generic Suboxone product after the mandate was issued. Litigation has resumed in the New Jersey District Court. No trial date has been set by the New Jersey District Court.

The Company intends to vigorously defend its positions and pursue a claim for damages caused by the preliminary injunction. Any liability that may arise on account of this litigation is unascertainable. Accordingly, no provision was made in the consolidated financial statements of the Company.

Matters relating to National Pharmaceutical Pricing Authority

Norfloxacin, India litigation

The Company manufactures and distributes Norfloxacin, a formulations product, and in limited quantities, the active pharmaceutical ingredient norfloxacin. Under the Drugs (Prices Control) Order (the “DPCO”), the National Pharmaceutical Pricing Authority (the “NPPA”) established by the Government of India had the authority to designate a pharmaceutical product as a “specified product” and fix the maximum selling price for such product. In 1995, the NPPA issued a notification and designated Norfloxacin as a “specified product” and fixed the maximum selling price. In 1996, the Company filed a statutory Form III before the NPPA for the upward revision of the maximum selling price and a writ petition in the Andhra Pradesh High Court (the “High Court”) challenging the validity of the designation on the grounds that the applicable rules of the DPCO were not complied with while fixing the maximum selling price. The High Court had previously granted an interim order in favor of the Company; however it subsequently dismissed the case in April 2004.

The Company filed a review petition in the High Court in April 2004 which was also dismissed by the High Court in October 2004. Subsequently, the Company appealed to the Supreme Court of India, New Delhi (the “Supreme Court”) by filing a Special Leave Petition.

During the year ended March 31, 2006, the Company received a notice from the NPPA demanding the recovery of the price charged by the Company for sales of Norfloxacin in excess of the maximum selling price fixed by the NPPA, which was Rs.285 including interest.

The Company filed a writ petition in the High Court challenging this demand order. The High Court admitted the writ petition and granted an interim order, directing the Company to deposit 50% of the principal amount claimed by the NPPA, which was Rs.77. The Company deposited this amount with the NPPA in November 2005. In February 2008, the High Court directed the Company to deposit an additional amount of Rs.30, which was deposited by the Company in March 2008. In November 2010, the High Court allowed the Company’s application to include additional legal grounds that the Company believed strengthened its defense against the demand. For example, the Company added as grounds that trade margins should not be included in the computation of amounts overcharged, and that it was necessary for the NPPA to set the active pharmaceutical ingredient price before the process of determining the ceiling on the formulation price. In October 2013, the Company filed an additional writ petition before the Supreme Court challenging the inclusion of Norfloxacin as a “specified product” under the DPCO. In January 2015, the NPPA filed a counter affidavit stating that the inclusion of Norfloxacin was based upon the recommendation of a committee consisting of experts in the field. On July 20, 2016, the Supreme Court remanded the matters concerning the inclusion of Norfloxacin as a “specified product” under the DPCO back to the High Court for further proceedings.
During the three months ended September 30, 2016, the Supreme Court dismissed the Special Leave Petition pertaining to the fixing of prices for Norfloxacin formulations.

During the three months ended December 31, 2016, a writ petition pertaining to Norfloxacin was filed by the Company with the Delhi High Court. The matter is adjourned to September 11, 2019 for hearing.

Based on its best estimate, the Company has recorded a provision for potential liability for sale proceeds in excess of the notified selling prices, including the interest thereon, and believes that the likelihood of any further liability that may arise on account of penalties pursuant to this litigation is not probable.

Litigation relating to Cardiova
scular and Anti-diabetic formulations

In July 2014, the NPPA, pursuant to the guidelines issued in May 2014 and the powers granted by the Government of India under the Drugs (Price Control) Order, 2013, issued certain notifications regulating the prices for 108 formulations in the cardiovascular and antidiabetic therapeutic areas. The Indian Pharmaceutical Alliance (“IPA”), in which the Company is a member, filed a writ petition in the Bombay High Court challenging the notifications issued by the NPPA on the grounds that they were ultra vires, ex facie and ab initio void. The Bombay High Court issued an order to stay the writ in July 2014. On September 26, 2016, the Bombay High Court dismissed the writ petition filed by the IPA and upheld the validity of the notifications/orders passed by the NPPA in July 2014. Further, on October 25, 2016, the IPA filed a Special Leave Petition with the Supreme Court, which was dismissed by the Supreme Court.

During the three months ended December 31, 2016, the NPPA issued show-cause notices relating to allegations that the Company exceeded the notified maximum prices for 11 of its products. The Company has responded to these notices.

On March 20, 2017, the IPA filed an application before the Bombay High Court for the recall of the judgment of the Bombay High Court dated September 26, 2016. This recall application filed by the IPA was dismissed by the Bombay High Court on October 4, 2017. Further, on December 13, 2017, the IPA filed a Special Leave Petition with the Supreme Court for the recall of the judgment of the Bombay High Court dated October 4, 2017, which was dismissed by Supreme Court on January 10, 2018.

During the three months ended March 31, 2017, the NPPA issued notices to the Company demanding payments relating to the foregoing products for the allegedly overcharged amounts, along with interest. On July 13, 2017, in response to a writ petition which the Company had filed, the Delhi High Court set aside all the demand notices of the NPPA and directed the NPPA to provide a personal hearing to the Company and pass a speaking order. A personal hearing in this regard was held on July 21, 2017. On July 27, 2017, the NPPA passed a speaking order along with the demand notice directing the Company to pay an amount of Rs.776. On August 3, 2017, the Company filed a writ petition challenging the speaking order and the demand notice. Upon hearing the matter on August 8, 2017, the Delhi High Court stayed the operation of the demand order and directed the Company to deposit Rs.100 and furnish a bank guarantee for Rs.676. Pursuant to the order, the Company deposited Rs.100 on September 13, 2017 and submitted a bank guarantee of Rs.676 dated September 15, 2017 to the Registrar General, Delhi High Court. On November 22, 2017, the Delhi High Court directed the Union of India to file a final counter affidavit within six weeks, subsequent to which the Company could file a rejoinder. On May 10, 2018, the counter affidavit was filed by the Union of India. The Company subsequently filed a rejoinder and both were taken on record by the Delhi High Court. The matter has been adjourned to July 22, 2019 for hearing.

Based on its best estimate, the Company has recorded a provision of Rs.342 under “Selling, general and administrative expenses” as a potential liability for sale proceeds in excess of the notified selling prices, including the interest thereon, and believes that the likelihood of any further liability that may arise on account of penalties pursuant to this litigation is not probable.

However, if the Company is unsuccessful in such litigation, it will be required to remit the sale proceeds in excess of the notified selling prices to the Government of India with interest and could potentially include penalties, which amounts are not readily ascertainable.

Other product and patent related matters

Child resistant packaging matter complaint under the False Claims Act (“FCA”)

In May 2012, the Consumer Product Safety Commission (the “CPSC”) requested that Dr. Reddy’s Laboratories Inc., a wholly-owned subsidiary of the Company in the United States, provide certain information with respect to compliance with requirements of special packaging for child resistant blister packs for 6 products sold by the Company in the United States during the period commencing in 2002 through 2011. The Company provided the requested information. The CPSC subsequently alleged in a letter dated April 30, 2014 that the Company had violated the Consumer Product Safety Act (the “CPSA”) and the Poison Prevention Packaging Act (the “PPPA”) and that the CPSC intended to seek civil penalties. Specifically, the CPSC asserted, among other things, that from or about August 14, 2008 through June 1, 2012, the Company sold prescription drugs having unit dose packaging that failed to comply with the CPSC's special child resistant packaging regulations under the PPPA and failed to issue general certificates of conformance. In addition, the CPSC asserted that the Company violated the CPSA by failing to immediately advise the CPSC of the alleged violations. The Company disagrees with the CPSC’s allegations.

Simultaneously, the U.S. Department of Justice (the “DOJ”) began to investigate a sealed complaint which was filed in the United States District Court for the Eastern District of Pennsylvania under the Federal False Claims Act (“FCA”) related to these same issues (the “FCA Complaint”). The Company cooperated with the DOJ in its investigation. The DOJ and all States involved in the investigation declined to intervene in the FCA Complaint. On November 10, 2015, the FCA Complaint was unsealed and the plaintiff whistleblowers, who are two former employees of the Company, proceeded without the DOJ’s and applicable States’ involvement. The unsealed FCA Complaint relates to the 6 blister pack products originally subject to the investigation and also 38 of the Company’s generic prescription products sold in the U.S. in various bottle and cap packaging.

The Company filed its response to the FCA Complaint on February 23, 2016 in the form of a motion to dismiss for failure to state a claim upon which relief can be granted.
On March 26, 2017, the Court granted the Company’s
motion to dismiss
, dismissing the FCA Complaint and allowing the plaintiffs one more chance to refile this complaint in an attempt to plead sustainable allegations. On March 29, 2017, the plaintiffs filed their final amended FCA Complaint, which the Company opposed and during the three months ended March 31, 2018, the Company obtained dismissal of the FCA Complaint with prejudice. The plaintiffs filed a petition with the Court requesting that the Court reconsider its decision to dismiss the FCA Complaint with prejudice, and that request was denied.

The parallel investigation by the CPSC under the CPSA and the PPPA was referred by the CPSC to the DOJ’s office in Washington, D.C. in April 2016, with the recommendation that the DOJ initiate a civil penalty action against the Company. The CPSC matter referred to the DOJ relates to five of the blister pack products.

On January 18, 2018, the Company and the DOJ entered into a settlement of the action and agreed to a consent decree providing for a civil penalty of U.S.$5 (Rs.319), and injunctive relief. The settlement was without adjudication of any issue of fact or law, and the Company has not admitted any violations of law pursuant to this settlement.

During the three months ended March 31, 2018, the Company obtained dismissal of the FCA Complaint with prejudice. The plaintiffs subsequently filed a petition with the Court requesting that the Court reconsider its decision to dismiss the FCA Complaint with prejudice, and that request was denied.

In June 2018, the plaintiffs filed their Notice of Appeal to the Third Circuit Court of Appeals. During the three months ended September 2018, the plaintiffs and the DOJ settled and thus this appeal was dismissed. The plaintiffs then filed an application for recovery of attorneys' fees from the Company under the "alternative remedy doctrine." The Company made opposing filings to this and in response the plaintiffs withdrew their application.

The Company believes that the likelihood of any liability that may arise on account of the FCA Complaint is not probable. Accordingly, no provision has been made in these consolidated financial statements.

Namenda Litigation

In August 2015, Sergeants Benevolent Assoc. Health & Welfare Fund (“Sergeants”) filed suit against the Company in the United States District Court for the Southern District of New York. Sergeants alleged that certain parties, including the Company, violated federal antitrust laws as a consequence of having settled patent litigation related to the Alzheimer’s drug Namenda® (memantine) tablets during a period from about 2009 until 2010. Sergeants seeks to represent a class of “end-payor” purchasers of Namenda® tablets (i.e., insurers, other third-party payors and consumers).

Sergeants seeks damages based upon an allegation made in the complaint that the defendants entered into patent settlements regarding Namenda® tablets for the purpose of delaying generic competition and facilitating the brand innovator’s attempt to shift sales from the original immediate release product to the more recently introduced extended release product. The Company believes that the complaint lacks merit and that the Company’s conduct complied with all applicable laws and regulations.

Defendants' motions to dismiss were denied. A stay on discovery has been lifted and some discovery has been taken but there is currently no schedule in place. Four other class action complaints, each containing similar allegations to the Sergeants complaint, have also been filed in the U.S. District Court for the Southern District of New York. However, two of those complaints were voluntarily dismissed, and the other two do not name the Company as a defendant.

In addition, the State of New York filed an antitrust case in the U.S. District Court for the Southern District of New York. The case brought by the State of New York contained some (but not all) of the allegations set forth in the class action complaints, but the Company was not named as a party. The case brought by the State of New York was dismissed by stipulation on November 30, 2015.

The Company believes that the likelihood of any liability that may arise on account of alleged violation of federal antitrust laws is not probable. Accordingly, no provision has been made in these consolidated financial statements.

Class Action and Other Civil Litigation on Pricing/Reimbursement Matters

On December 30, 2015 and on February 4, 2016, respectively, a class action complaint (the “First Pricing Complaint”) and another complaint (not a class action) (the “Second Pricing Complaint”) were filed against the Company and eighteen other pharmaceutical defendants in State Court in the Commonwealth of Pennsylvania. In these actions, the class action plaintiffs allege that the Company and other defendants, individually or in some cases in concert with one another, have engaged in pricing and price reporting practices in violation of various Pennsylvania state laws. More specifically, the plaintiffs allege that: (1) the Company provided false and misleading pricing information to third party drug compendia companies for the Company’s generic drugs, and such information was relied upon by private third party payers that reimbursed for drugs sold by the Company in the United States, and (2) the Company acted in concert with certain other defendants to unfairly raise the prices of generic divalproex sodium ER (bottle of 80, 500 mg tablets ER 24H) and generic pravastatin sodium (bottle of 500, 10 mg tablets).

The First Pricing Complaint was removed to the U.S. District Court for the Eastern District of Pennsylvania (the “E.D.P.A. Federal Court”) and, pending the outcome of the First Pricing Complaint, the Second Pricing Complaint was stayed. On September 25, 2017, the E.D.P.A. Federal Court dismissed all the claims of the plaintiffs in the First Pricing Complaint and denied leave to amend such complaint as futile. Subsequent to this decision, the plaintiffs right to appeal the dismissal of the First Pricing Complaint expired.

Further, on November 17, 2016, certain class action complaints were filed against the Company and a number of other pharmaceutical companies as defendants in the E.D.P.A. Federal Court. Subsequently, these complaints were consolidated into one amended complaint as part of a multi-district, multi-product litigation pending with the E.D.P.A. Federal Court. These complaints allege that the Company and the other named defendants have engaged in a conspiracy to fix prices and to allocate bids and customers in the sale of pravastatin sodium tablets and divalproex sodium extended-release tablets in the United States.

In March 2017, plaintiffs agreed by stipulation to dismiss Dr. Reddy’s Laboratories Inc. and Dr. Reddy’s Laboratories Limited from the actions related to pravastatin sodium tablets without prejudice. The Company denies any wrongdoing and intends to vigorously defend against these allegations.

In response to the consolidated new complaint, the Company filed a motion to dismiss in October 2017. The plaintiffs filed opposition to the motion to dismiss in December 2017 and a reply was filed by the Company in January 2018. In October 2018, the Court denied the motion to dismiss on the grounds that the allegations pled leave open the possibility of conspiracy. Therefore, discovery will proceed to look into this possibility.

The Company believes that the asserted claims are without merit and intends to vigorously defend itself against the allegations. Also any liability that may arise on account of these claims is unascertainable. Accordingly, no provision was made in the consolidated financial statements of the Company.

United States Antitrust Multi-District Litigation:

The following cases against the Company’s U.S. subsidiary, Dr. Reddy’s Laboratories, Inc., have been filed and are pending and consolidated in
In re Generic Pharmaceutical Pricing Antitrust Litigation, MDL 2724, 14-MD-2724 (Eastern District of Pennsylvania)
, Multi District Litigation (“MDL”) in the Eastern District of Pennsylvania (“MDL-2724”):

a)	U.S. States Attorneys General Antitrust Complaints

On October 30, 2017, the Attorneys General of forty-nine U.S. States, the Commonwealth of Puerto Rico and the District of Columbia, filed an Amended Complaint in the United States District Court for the Eastern District of Pennsylvania, against eighteen generic pharmaceutical companies (including the Company’s U.S. subsidiary) with respect to fifteen generic drugs, alleging that the Company’s U.S. subsidiary and the other named defendants engaged in a conspiracy to fix prices and to allocate bids and customers in the United States in the sale of the fifteen named drugs. The Company’s U.S. subsidiary is specifically named as a defendant with respect to two generic drugs (meprobamate and zoledronic acid), and is named as an alleged co-conspirator on an alleged “overarching conspiracy” with respect to the other thirteen generic drugs named. The Amended Complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and the consumer protection and antitrust laws of each of the jurisdictions that are plaintiffs. The Amended Complaint seeks injunctive relief, statutory penalties, punitive damages, and recovery of treble damages, plus attorney’s fees and costs, against all named defendants on a joint and several basis, on behalf of the plaintiff jurisdictions and their citizens and inhabitants. The Company denies the claims asserted and intends to vigorously defend against the claims asserted.

On May 10, 2019, the Attorneys General of forty-nine U.S. States, the Commonwealth of Puerto Rico and the District of Columbia, filed a Complaint in the United States District Court for the District of Connecticut against twenty-one generic pharmaceutical companies (including the Company’s U.S. subsidiary) and fifteen individual defendants, with respect to 116 generic drugs, alleging that the Company’s U.S. subsidiary and the other named defendants engaged in a conspiracy to fix prices and to allocate bids and customers in the United States in the sale of the 116 named drugs. Under the MDL rules, this action will be designated a related “tag along” action and will be transferred to and become a part of the MDL-2724. The Company’s U.S. subsidiary is specifically named as a defendant with respect to five generic drugs (Ciprofloxacin HCL tablets, Glimepiride tablets, Oxaprozin tablets, Paricalcitol and Tizanidine), and is named as an alleged co-conspirator on an alleged “overarching conspiracy” with respect to the other thirteen generic drugs named. The Complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and the consumer protection and antitrust laws of each of the jurisdictions that are plaintiffs. The Complaint seeks injunctive relief, statutory penalties, punitive damages, and recovery of treble damages, plus attorney’s fees and costs, against all named defendants on a joint and several basis, on behalf of the plaintiff jurisdictions and their citizens and inhabitants. The Company denies the claims asserted and intends to vigorously defend against the claims asserted.

b)	Divalproex Antitrust Class Action Cases Filed by Direct Payor Plaintiffs (“DPP”), End Payor Plaintiffs (“EPP”) and Indirect Reseller Plaintiffs (“IRP”) Classes:

Since November 17, 2016, certain class action complaints on behalf of Direct Purchaser Plaintiffs (“DPP”), Indirect Purchaser Plaintiffs (“IRP”) and End Payor Plaintiffs (“EPP”) were filed against the Company’s U.S. subsidiary, , Dr. Reddy’s Laboratories, Inc., and a number of other pharmaceutical defendants in the United States District Court for the District of Pennsylvania, alleging that the Company’s U.S. subsidiary and the other named defendants have engaged in a conspiracy to fix prices and to allocate bids and customers in the sale of divalproex ER tablets in the United States. The actions allege violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and of state consumer protection and antitrust laws and asserts claims of unjust enrichment under a total of thirty-one states and the District of Columbia. The actions seek injunctive relief and recovery of treble damages, punitive damages, plus attorney’s fees and costs, on a joint and several basis, on behalf of the plaintiff classes. The Company denies the claims and intends to vigorously defend against these class action complaints.

c)	Pravastatin Antitrust Class Action Cases Filed by Direct Payor Plaintiffs (“DPP”), End Payor Plaintiffs (“EPP”) and Indirect Reseller Plaintiffs (“IRP”) Classes:

Since November 17, 2016, certain class action complaints on behalf of Direct Purchaser Plaintiffs (“DPP”), Indirect Purchaser Plaintiffs (“IRP”) and End Payor Plaintiffs (“EPP”) were filed against the Company and a number of other pharmaceutical defendants in the United States District Court for the District of Pennsylvania, alleging that the Company’s U.S. subsidiary and the other named defendants engaged in a conspiracy to fix prices and to allocate bids and customers in the sale of pravastatin sodium tablets in the United States. The Company’s U.S. subsidiary has been dismissed from these actions, without prejudice, in exchange for a tolling agreement with the plaintiffs suspending the statute of limitations as to the claims asserted. The Company denies any wrongdoing and intends to vigorously defend against these claims.

d)	Antitrust “Overarching Conspiracy” Cases Filed by Direct Payor Plaintiffs (“DPP”), End Payor Plaintiffs (“EPP”) and Indirect Reseller Plaintiffs (“IRP”) Classes:

In June 2018, three class action complaints were filed in the MDL-2724 by the Direct Purchaser Plaintiffs (“DPP”), Indirect Purchaser Plaintiffs (“IRP”) and End Payor Plaintiffs (“EPP”) classes. All three complaints allege conspiracies in restraint of trade in violation of Sections 1 of the Sherman Act, and violations of thirty-one State antitrust statutes, Consumer Protection statutes and claims of unjust enrichment seeking injunctive relief, recovery of treble damages, punitive damages, attorney's fees and costs. They allege an “overarching conspiracy” among the named defendants involving fifteen drugs and, with slight variations, name approximately twenty-five generic pharmaceutical manufacturers including the Company’s U.S. subsidiary, Dr. Reddy’s Laboratories, Inc. The drug-specific allegations against the Company’s U.S. subsidiary involve two of the fifteen drugs, meprobamate and zoledronic acid. Plaintiffs also allege that the Company’s U.S. subsidiary (as well as all other manufacturers named) were part of a larger “overarching conspiracy” as to all of the drugs named in the complaints. The Complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and violations of thirty-one State antitrust statutes, Consumer Protection statutes and claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, attorney's fees and costs against all named defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

e)	Antitrust Case Filed by The Kroger Co., Albertsons Companies, LLC, and H.E. Butt Grocery Company, L.P.:

On January 22, 2018, each of the Kroger Co., Albertsons Companies, LLC, and H.E. Butt Grocery Company, L.P., filed a Complaint against the Company’s U.S. subsidiary and thirty-one other companies alleging that they had engaged in a conspiracy to fix prices and to allocate bids and customers in the United States in the sale of the thirty named generic drugs. The Company’s U.S. subsidiary is specifically named as a defendant with respect to three generic drugs (divalproex ER, meprobamate and zoledronic acid), and is named as an alleged co-conspirator on an alleged “overarching conspiracy” claim with respect to the other generic drugs named. This action alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and seeks injunctive relief and recovery of treble damages, punitive damages, plus attorney’s fees and costs, on a joint and several basis. The Company denies the claims and intends to vigorously defend against these class action complaints.

f)	Antitrust Case Filed by Humana Inc.:

On August 3, 2018, Humana, Inc., filed a Complaint against the Company’s U.S. subsidiary and thirty-nine other companies alleging that they had engaged in a conspiracy to fix prices and to allocate bids and customers in the United States in the sale of twenty-nine named generic drugs. The Company’s U.S. subsidiary is specifically named as a defendant with respect to one generic drugs (divalproex ER), and is named as an alleged co-conspirator on an alleged “overarching conspiracy” claim with respect to the other generic drugs named. The Complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and violations of thirty-one state antitrust statutes, consumer protection statutes and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, attorney's fees and costs against all named defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

g)	Antitrust Case Filed by Marion Diagnostic Center, LLC, and Marion Healthcare, LLC:

On September 25, 2018, Marion Diagnostic Center, LLC, and Marion Healthcare, LLC, filed a complaint in the MDL-2724, on behalf of itself and a class of all direct purchasers from distributors, against the Company’s U.S. subsidiary and twenty-two other defendants, including a major distributor of pharmaceutical products, involving a total of sixteen generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to sixteen generic drugs. The Company’s U.S. subsidiary is specifically named with respect to two drugs: meprobamate and zoledronic acid. Plaintiffs also allege that the Company’s U.S. subsidiary (as well as all other manufacturers named) were part of a larger “overarching conspiracy” as to all of the drugs named in the complaints. The Complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and violations of twenty-four State antitrust statutes, consumer protection statutes and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, attorney's fees and costs against all named defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

h)	Antitrust Case Filed by United Healthcare Services, Inc.:

On January 16, 2019, United Healthcare Services, Inc., filed a complaint against the Company’s U.S. subsidiary and forty-two other defendants, involving a total of thirty generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to the thirty drugs. The Company’s U.S. subsidiary is specifically named with respect to four drugs: divalproex ER, meprobamate, pravastatin and zoledronic acid. Plaintiffs also allege that the Company’s U.S. subsidiary (as well as all other manufacturers named) were part of a larger “overarching conspiracy” as to all of the drugs named in the complaints. The Complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and violations of the thirty State’s antitrust laws, consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, and attorney's fees and cost against all defendants on a joint and several basis.

The Company believes that the aforesaid asserted claims are without merit and intends to vigorously defend itself against the allegations. Also, any liability that may arise on account of these claims is unascertainable. Accordingly, no provision was made in the consolidated financial statements of the Company.

Civil litigation with Mezzion

On January 13, 2017, Mezzion Pharma Co. Ltd. and Mezzion International LLC (collectively, “Mezzion”) filed a complaint in the New Jersey Superior Court against the Company and its wholly owned subsidiary in the United States. The complaint pertains to the production and supply of the active pharmaceutical ingredient (“API”) for udenafil (a patented compound) and an udenafil finished dosage product during a period from calendar years 2007 to 2015. Mezzion alleges that the Company failed to comply with the U.S. FDA’s current Good Manufacturing Practices (“cGMP”) at the time of manufacture of the API and finished dosage forms of udenafil and, consequently, that this resulted in a delay in the filing of a NDA for the product by Mezzion. In this regard, the Company filed a motion to dismiss Mezzion’s complaint on the technical grounds that the Court lacks jurisdiction over the Company. In January 2018, the Court denied the Company’s motion to dismiss the complaint on the jurisdictional matter. The Company’s interlocutory appeal of the said denial, was also denied.

The Commercial Court, Hyderabad has accepted the request of the Company to withdraw the suit, in view of the Court granting the Company’s motion of Dr. Reddy’s to file a Counterclaim in U.S. Action.

The Company denies any wrongdoing or liability in this regard, and intends to vigorously defend against the claims asserted in Mezzion’s complaint. Any liability that may arise on account of this claim is unascertainable. Accordingly, no provision was made in the consolidated financial statements of the Company.

Securities Class Action Litigation

On August 25, 2017, a securities class action lawsuit was filed against the Company, its Chief Executive Officer and its Chief Financial Officer in the United States District Court for the District of New Jersey. The Company’s Co-Chairman, its Chief Operating Officer, and Dr. Reddy’s Laboratories, Inc., were also subsequently named as defendants in the case. The operative complaint alleges that the Company made false or misleading statements or omissions in its public filings, in violation of U.S. federal securities laws, and that the Company’s share price dropped and its investors were affected. On May 9, 2018, the Company and other defendants filed a motion to dismiss the complaint in the United States District Court for the District of New Jersey.

On June 25, 2018, the plaintiffs filed an opposition to the motion to dismiss and, on July 25, 2018, a further reply in support of the motion to dismiss was filed by the Company. In August 2018, oral argument on the motion to dismiss was heard by the Court.

On March 21, 2019, the District Court issued its decision granting in part and denying in part the motion to dismiss. Pursuant to that decision, the Court dismissed the plaintiffs claims with respect to seventeen out of the twenty two alleged misstatements and omissions.

The Company believes that the asserted claims are without merit and intends to vigorously defend itself against the allegations. Any liability that may arise on account of this claim is unascertainable. Accordingly, no provision was made in the consolidated financial statements of the Company.

Glenmark Litigation

In November 2017, the Company received a letter from Glenmark Farmaceutica Ltda and Glenmark Pharmaceuticals Limited (collectively “Glenmark”), for invocation of arbitration under a distribution agreement and a deed of assignment relating to a product between the Company and Glenmark. Glenmark alleged that the non-supply of the product by the Company severely affected the value of the intellectual property and goodwill and asserted claims to recover the loss along with interest and penalties from the Company.

 In March 2018, an arbitrator was appointed by the Supreme Court of India at Glenmark’s request. In July 2018, Glenmark filed a claim statement against the Company and in September 2018, the Company filed a reply against the claim along with a counter claim.

Glenmark filed a reply to the counter claim of the Company in November 2018 and the issues were finalized. Inspection of documents along with the filing of the statement of Admissions and Denials was completed in December 2018.The company was asked to submit the list of witnesses by March 5, 2019.

Affidavits in chief examination were filed by witnesses of the Company and Glenmark. The cross examination of the witnesses of Glenmark commenced and is anticipated to continue until July, 2019.

 The Company believes that the asserted claims are without merit and intends to vigorously defend itself against the allegations. Any liability that may arise on account of these claims is unascertainable. No provision was made in the consolidated financial statements of the Company.

Other matters

Civil Investigative Demand from the Office of the Attorney General, State of Texas

On or about November 10, 2014, Dr. Reddy’s Laboratories, Inc., one of the Company’s subsidiaries in the United States, received a Civil Investigative Demand (“CID”) from the Office of the Attorney General, State of Texas (the “Texas AG”) requesting certain information, documents and data regarding sales and price reporting in the U.S. marketplace of certain products for the period of time between January 1, 1995 and the date of the CID. The Company responded to all of the Texas AG’s requests to date, and it understands that the investigation is continuing.

Subpeona duces tecum from the Office of the Attorney General, California

On November 3, 2014, Dr. Reddy’s Laboratories, Inc. received a subpoena duces tecum to appear before the Office of the Attorney General, California (the “California AG”) and produce records and documents relating to the pricing of certain products. A set of five interrogatories related to pricing practices was served as well. On July 18, 2016, the California AG sent a letter to inform Dr. Reddy’s Laboratories, Inc. that, in light of the information which had been provided, no further information would be requested at such time in response to this subpoena.

Subpoenas from the U.S. Department of Justice (“DOJ”) and the office of the Attorney General for the State of Connecticut

On July 6, 2016 and August 7, 2016, Dr. Reddy’s Laboratories, Inc. received subpoenas from the DOJ (Anti-trust Division) and the office of the Attorney General for the State of Connecticut, respectively, seeking information relating to the marketing, pricing and sale of certain of our generic products and any communications with competitors about such products. On May 15, 2018, another subpoena was served on Dr. Reddy’s Laboratories, Inc. by the DOJ (False Claims Division) seeking similar information. The Company has been cooperating, and intends to continue to fully cooperate, with these inquiries.

Environmental matters

Land pollution

The Indian Council for Environmental Legal Action filed a writ in 1989 under Article 32 of the Constitution of India against the Union of India and others in the Supreme Court of India for the safety of people living in the Patancheru and Bollarum areas of Medak district of the then existing undivided state of Andhra Pradesh. The Company has been named in the list of polluting industries. In 1996, the Andhra Pradesh District Judge proposed that the polluting industries compensate farmers in the Patancheru, Bollarum and Jeedimetla areas for discharging effluents which damaged the farmers’ agricultural land. The compensation was fixed at Rs.0.0013 per acre for dry land and Rs.0.0017 per acre for wet land. Accordingly, the Company has paid a total compensation of Rs.3. The Andhra Pradesh High Court disposed of the writ petition on February 12, 2013 and transferred the case to the National Green Tribunal (“NGT”), Chennai, India. The interim orders passed in the writ petitions will continue until the matter is decided by the NGT. The NGT has, through its order dated October 30, 2015, constituted a Fact Finding Committee. The NGT has also permitted the alleged polluting industries to appoint a person on their behalf in the Fact Finding Committee. However, the Company, along with the alleged polluting industries, has challenged the constitution and composition of the Fact Finding Committee. The NGT has directed that until all the applications challenging the constitution and composition of the Fact Finding Committee are disposed of, the Fact Finding Committee shall not commence its operation.

The NGT, Chennai in a judgment dated October 24, 2017, disposed of the matter. The Bulk Drug Manufacturers Association of India (“BDMAI”), in which the Company is a member, subsequently filed a review petition against the judgment on various aspects.

The NGT, Delhi, in a judgment dated November 16, 2017 in another case in which the Company is not a party, stated that the moratorium imposed in the Patancheru and Bollaram areas shall continue until the Ministry of Environment, Forest and Climate Change passes an order keeping in view the needs of the environment and public health. The Company filed an appeal challenging this judgment.

The High Court of Hyderabad heard the Company’s appeal challenging this judgment in July 2018 and directed the respondents to file their response within a period of four weeks. During the three months ended September 30, 2018, the respondents filed counter affidavits and the matter has now been adjourned for final hearing.

The appeal came up for hearing before the High Court of Hyderabad on October 25, 2018 and has been adjourned for further hearing.

On April 24, 2019, based upon the judgement of the NGT, Chennai dated October 24, 2017, the Government of Telangana has issued GO.Ms. No 24 of 2019 that allows for expansion of production of all kinds of existing industrial units located within the stretch of Patancheru  – Bollaram upon depositing an amount equivalent to 1% of the annual turnover of the respective unit for the concluded financial year i.e., March 31, 2019. Accordingly, the Company made a provision of Rs. 29.4, representing the probable cost of expansion, during the year ended March 31, 2019.

The Company believes that any additional liability that might arise in this regard is not probable. Accordingly, no provision relating to these claims has been made in the financial statements.

Water pollution and air pollution

During the year ended March 31, 2012, the Company, along with 14 other companies, received a notice from the Andhra Pradesh Pollution Control Board (the “APP Control Board”) to show cause as to why action should not be initiated against them for violations under the Indian Water Pollution Act and the Indian Air Pollution Act. Furthermore, the APP Control Board issued orders to the Company to (i) stop production of all new products at the Company’s manufacturing facilities in Hyderabad, India without obtaining a “Consent for Establishment”, (ii) cease manufacturing products at such facilities in excess of certain quantities specified by the APP Control Board and (iii) furnish a bank guarantee to assure compliance with the APP Control Board’s orders.

The Company appealed the APP Control Board orders to the Andhra Pradesh Pollution Appellate Board (the “APP Appellate Board”). The APP Appellate Board, on the basis of a report of a fact-finding advisory committee, recommended to the Andhra Pradesh Government to allow expansion of units fully equipped with Zero-Liquid Discharge (“ZLD”) facilities and otherwise found no fault with the Company (on certain conditions).

The APP Appellate Board’s decision was challenged by one of the petitioners in the National Green Tribunal and the matter is currently pending before it.

The challenge to the APP Appellate Board’s decision is transferred to the NGT, Delhi for a final hearing, the date for which has not yet been notified. No provision relating to these claims has been made in the consolidated financial statements.

Separately, the Andhra Pradesh Government, following recommendations of the APP Appellate Board, published a notification in July 2013 that allowed expansion of production of all types of existing bulk drug and bulk drug intermediate manufacturing units subject to the installation of ZLD facilities and the outcome of cases pending in the National Green Tribunal. Importantly, the notification directed pollution load of industrial units to be assessed at the point of discharge (if any) as opposed to point of generation.

In September 2013, the Ministry of Environment and Forests, based on the revised Comprehensive Environment Pollution Index, issued a notification that re-imposed a moratorium on expansion of industries in certain areas where some of the Company’s manufacturing facilities are located. This notification overrides the Andhra Pradesh Government’s notification that conditionally permitted expansion
.

Indirect taxes related matters

Distribution of input service tax credits

The Central Excise Authorities have issued various demand notices to the Company objecting to the Company’s methodology of distributing input service tax credits claimed for one of the Company’s facilities. The below table shows the details of each such demand notice, the amount demanded and the current status of the Company’s responsive actions.

Period covered under the notice	Amount demanded	Status
March 2008 to September 2009	Rs.102 plus penalties of Rs.102 and interest	The Company has filed an appeal before the CESTAT
October 2009 to March 2011	Rs.125 plus penalties of Rs.100 and interest	The Company has filed an appeal before the CESTAT
April 2011 to March 2012	Rs.51 plus penalties of Rs. 5 and interest	The Company has filed an appeal before the CESTAT
April 2012 to March 2013	Rs.54 plus penalties of Rs. 5 and interest	The Company has filed an appeal before the CESTAT
April 2013 to March 2014	Rs.69 plus penalties of Rs.6 and interest	The Company has filed an appeal before the CESTAT
April 2014 to March 2015	Rs.108 plus penalties of Rs.11 and interest	The Company has filed an appeal before the CESTAT
April 2015 to March 2016	Rs.157 plus interest and penalties	The Company has submitted reply hearing awaited
April 2016 to June,2017	Rs.307 plus interest and penalties	The Company is in the process of responding to the notice

The Company believes that the likelihood of any liability that may arise on account of the allegedly inappropriate distribution of input service tax credits is not probable. Accordingly, no provision relating to these claims has been made in these consolidated financial statements as of March 31, 2019.

Value Added Tax (“VAT”) matter

The Company has received various demand notices from the Government of Telangana’s Commercial Taxes Department objecting to the Company’s methodology of calculation of VAT input credit. The below table shows the details of each of such demand notice, the amount demanded and the current status of the Company’s responsive actions.

Period covered under the notice	Amount demanded	Status
April 2006 to March 2009	Rs.66 plus 10% penalty	The State VAT Appellate Tribunal has remanded the matter to the assessing authority to re-compute the eligibility and penalty orders are set-aside
April 2009 to March 2011	Rs.59 plus 10% penalty
The Company has filed an appeal before the Sales Tax Appellate Tribunal - The matter was remanded to the original adjudicating authority with a direction to re-calculate the eligibility for the year ended March 31,2010.

April 2011 to March 2013	Rs.16 plus 10% penalty	The Appellate Deputy Commissioner issued an order partially in favor of the Company

The Company has recorded a provision of Rs.51 as of March 31, 2019 and believes that the likelihood of any further liability that may arise on account of the allegedly inappropriate claims to VAT credits is not probable.

Others

Additionally, the Company is in receipt of various demand notices from the Indian Sales and Service Tax authorities. The disputed amount is Rs.297. The Company has responded to such demand notices and believes that the chances of any liability arising from such notices are less than probable. Accordingly, no provision is made in these consolidated financial statements as of March 31, 2019.

Fuel Surcharge Adjustments

The Andhra Pradesh Electricity Regulatory Commission (the “APERC”) passed various orders approving the levy of Fuel Surcharge Adjustment (“FSA”) charges for the period from April 1, 2008 to March 31, 2013 by power distribution companies from all the consumers of electricity in the then existing undivided state of Andhra Pradesh, India where the Company’s headquarters and principal manufacturing facilities are located. Separate writ petitions filed by the Company for various periods, challenging and questioning the validity and legality of this levy of FSA charges by the APERC, are pending before the High Court of Andhra Pradesh and the Supreme Court of India.

The total amount approved by APERC for collection by the power distribution companies from the Company in respect of FSA charges for the period from April 1, 2008 to March 31, 2013 is Rs.482. After taking into account all of the available information and legal provisions, the Company has recorded Rs.219 as the potential liability towards FSA charges. However, the Company has paid, under protest, an amount of Rs.354 as demanded by the power distribution companies as part of monthly electricity bills. The Company remains exposed to additional financial liability should the orders passed by the APERC be upheld by the Courts.

During the three months ended June 30, 2016, the Supreme Court of India dismissed the Special Leave Petition filed by the Company in this regard for the period from April 1, 2012 to March 31, 2013. As a result, for the quarter ended June 30, 2016, the Company recognized an expenditure of Rs.55 (by de-recognizing the payments under protest) representing the FSA charges for the period from April 1, 2012 to March 31, 2013.

Direct taxes related matters

The Company is contesting various disallowances by the Indian Income Tax authorities. The associated tax impact is Rs.2,008. The Company believes that the chances of an unfavorable outcome in each of such disallowances are less than probable and, accordingly, no provision is made in these financial statements as of March 31, 2019.

During the years ended March 31, 2014, 2015 and 2016, Industrias Quimicas Falcon de Mexico, S.A. de CV, a wholly-owned subsidiary of the Company in Mexico, received a notice from Mexico's Tax Administration Service,
Servicio de Administracion Tributaria
 (“SAT”), with respect to disallowance on account of transfer pricing adjustments pertaining to the calendar years ended December 31, 2006, December 31, 2007 and December 31, 2008. The associated tax impact is Rs.739 (MXN 207) and profit share impact is Rs.89 (MXN 25). The Company filed administrative appeals with the SAT by challenging these disallowances and, during February and March 2017, the Company received orders of the SAT confirming these disallowances by dismissing its administrative appeals. The Company disagrees with the SAT’s disallowances and filed an appeal with the Tribunal Federal de Justicia Administrativa (Federal Tax and Administrative Court of Mexico) in March and April 2017.

The Company believes that possibility of any liability that may arise on account of this litigation is not probable. Accordingly, no provision has been made in these consolidated financial statements as of March 31, 2019.

Others

On February 28, 2019, the Supreme Court of India issued a judgment which provided further guidance for companies in determining which components of their employees’ compensation are subject to statutory withholding obligations, and matching employer contribution obligations, for Provident Fund contributions under Indian law. There are numerous interpretative issues relating to this judgment. However, the Company has made a provision on a prospective basis from the date of the Supreme Court’s judgment. The Company will evaluate the same and update its provision, if any on receiving further clarity on the subject.

Additionally, the Company is involved in other disputes, lawsuits, claims, governmental and/or regulatory inspections, inquiries, investigations and proceedings, including patent and commercial matters that arise from time to time in the ordinary course of business. Except as discussed above, the Company does not believe that there are any such contingent liabilities that are expected to have any material adverse effect on its consolidated financial statements.